SCHEDULE OF PREPAID EXPENSES (Details) - Mango Financial Group Limited [Member]	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Restructuring Cost and Reserve [Line Items]
Prepaid introduction fees		$ 5,886,980
Prepaid rent and management fees		237,220	240,340
Prepaid system and subscription fees		36,051	10,000
Prepaid consultancy services			15,000
Others		3,019	11,088
Prepaid expense	$ 788,142	$ 6,163,270	$ 276,428